Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Thayer Ventures Acquisition Corp
Entity Central Index Key	0001820566
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1